UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:  BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

        California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 119.1%
Corporate — 1.1%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
AMT, 4.00%, 5/01/39	$4,125	$4,133,704
Series A, 5.88%, 2/15/34	2,435	2,900,182

		7,033,886
County/City/Special District/School District — 36.3%
California Educational Facilities Authority, RB, 5.00%, 11/01/39	4,000	4,614,920
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	9,100	11,045,762
City of Garden Grove California, COP, Series A, Financing Project (AMBAC), 5.50%, 3/01/26	4,040	4,056,564
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	4,088,035
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, (BHAC), 5.00%, 10/01/34	7,915	8,221,706
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,823,825
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/41	2,000	2,273,420
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,996,613
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	5,060	5,824,566
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	3,750	3,765,713
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	30,000	33,601,500
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,358,825

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	$2,000	$2,479,800
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,767,189
5.75%, 11/01/34	12,085	14,916,515
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement, Series E, 5.25%, 8/01/39	3,700	4,305,394
Los Angeles Community College District, GO, Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,000	10,683,700
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,027,860
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,554,630
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	11,032,000
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,641,650
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,610,212
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/29	905	1,054,624
San Francisco California Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	21,600	22,250,376
5.00%, 7/01/34	2,000	2,059,200
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,723,277
5.75%, 5/01/42	4,500	5,411,295

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	$10,000	$11,309,300
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,635	6,598,979
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	5,390	6,017,612
Election of 2010, Series B, 5.50%, 8/01/39	3,195	3,722,622
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,912,850

		238,750,534
Education — 4.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,300	2,610,891
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,203,117
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,538,162
5.75%, 8/01/35	8,400	9,925,356
University of California, RB:
Series AM, 5.25%, 5/15/44	9,000	10,498,230
Series L, 5.00%, 5/15/36	3,030	3,238,222

		32,013,978
Health — 17.0%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
Series A, 6.00%, 8/01/30	2,305	2,828,834
Series B, 6.25%, 8/01/39	6,305	7,428,614
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,620	9,521,221
Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB (concluded):
Kaiser Permanente, Series A, 5.25%, 4/01/39	$7,275	$7,538,210
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,792,039
Stanford Hospital, Series A-2, 5.25%, 11/15/40	3,000	3,495,750
Sutter Health, Series A, 5.25%, 11/15/46	7,500	8,073,675
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,673,667
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,700	4,354,345
Providence Health and Services, 5.00%, 10/01/38	10,970	12,526,094
St. Joseph’s Health System, 5.00%, 7/01/37	10,000	11,336,400
Stanford Hospital, Series A-3, 5.50%, 11/15/40	3,065	3,639,841
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series B, 5.25%, 3/01/45	12,505	12,904,410
California Statewide Communities Development Authority, Refunding RB:
Kaiser Permanente, Series C, 5.25%, 8/01/31	2,500	2,637,200
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,887,056
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,949,399

		111,586,755
State — 9.4%
State of California, GO, Refunding, Various Purposes, 6.00%, 3/01/33	5,000	6,131,750
State of California, GO, Various Purposes, 6.00%, 4/01/38	27,765	33,268,856
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,464,518

2	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
State of California Public Works Board, LRB (concluded):
Various Capital Projects, Series I, 5.50%, 11/01/33	$2,015	$2,431,118
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,457,411
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/41	13,000	13,857,870

		61,611,523
Transportation — 19.9%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	9,650	11,475,877
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,683,350
Series A, 5.00%, 5/01/29	6,435	7,256,814
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	2,590	3,032,864
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	5,845	6,682,530
Senior, 5.00%, 5/15/40	3,750	4,266,600
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	3,785	4,375,157
6.25%, 3/01/34	1,400	1,643,838
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A (AMBAC), 5.00%, 7/01/35	9,000	9,256,860
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	7,094,154
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/41	8,190	9,279,188
Senior Series B, 5.75%, 7/01/39	2,650	3,018,774
Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
County of Sacramento California, ARB (concluded):
Senior Series B, AMT (AGM), 5.75%, 7/01/28	$13,275	$15,134,827
Senior Series B, AMT (AGM), 5.25%, 7/01/33	19,530	21,044,161
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,545	5,335,512
County of San Mateo California Transportation Authority, Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	10,000	10,211,100
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,370,671

		131,162,277
Utilities — 30.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,602,974
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	16,000	18,041,120
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,329,240
City of Napa California Water System, RB, (AMBAC), 5.00%, 5/01/35	8,600	9,377,354
City of San Francisco California Public Utilities Commission Water, RB, Series B, 5.00%, 11/01/30	10,000	11,561,400
County of Los Angeles California Public Works Financing Authority, Refunding LRB, Multiple Capital Projects II, 5.00%, 8/01/42	3,095	3,443,126
County of Sacramento California Sanitation Districts Financing Authority, RB:
5.00%, 6/01/16 (a)	3,000	3,220,800
5.00%, 12/01/36	1,010	1,071,145
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,846,480

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
East Bay California Municipal Utility District Water System, RB, Series A (NPFGC):
5.00%, 6/01/15 (a)	$8,830	$9,079,271
5.00%, 6/01/35	3,240	3,321,259
East Bay California Municipal Utility District Water System, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/32	10,000	11,030,000
Series A (NPFGC), 5.00%, 6/01/37	6,670	7,317,457
Sub-Series A (AGM), 5.00%, 6/01/37	11,190	12,276,213
Sub-Series A (AMBAC), 5.00%, 6/01/33	5,000	5,470,600
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	2,505	2,796,682
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,686,300
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	9,500	10,618,910
Los Angeles Department of Water & Power, RB:
Series A, 5.38%, 7/01/38	9,375	10,722,469
Water Utility Improvement, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	8,008,125
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 7/01/35	12,870	13,237,310
5.00%, 7/01/37	5,000	5,513,100
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	2,605	2,965,220
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A,
5.25%, 5/15/34	1,060	1,219,848
5.25%, 5/15/39	10,000	11,475,100
Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.50%, 8/01/39	$8,000	$9,346,240
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	7,325	8,386,246

		200,963,989
Total Municipal Bonds — 119.1%		783,122,942

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 31.8%
County/City/Special District/School District — 17.7%
County of Alameda California Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/34	13,180	14,552,433
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	16,530	18,042,495
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	10,000	11,200,500
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,647	7,323,765
Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	13,200,879
Election of 2003, Series F-1, 5.00%, 8/01/33	10,000	11,215,700
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,588,601
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,813,800

4	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	$17,770	$18,991,510

		116,929,683
Education — 4.8%
Riverside Community College District, GO, Election of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	9,785,942
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,549,760
Series O, 5.75%, 5/15/34	11,190	13,158,284

		31,493,986
Health — 3.2%
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,070	21,031,731
Utilities — 6.1%
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	16,740	18,541,559
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	15,924,580
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (concluded)
Utilities (concluded)
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	$5,008	$5,601,781

		40,067,920
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 31.8%		209,523,320
Total Long-Term Investments (Cost — $914,080,342) — 150.9%		992,646,262

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (c)(d)	5,076,020	5,076,020
Total Short-Term Securities (Cost — $5,076,020) — 0.8%		5,076,020
Total Investments (Cost — $919,156,362*) — 151.7%		997,722,282
Other Assets Less Liabilities — 1.8%		11,650,570
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.9%)		(97,827,866)
VMTP Shares, at Liquidation Value — (38.6%)		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$657,544,986

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$821,399,689

Gross unrealized appreciation		$78,572,221
Gross unrealized depreciation		(56,072)

Net unrealized appreciation		$78,516,149

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF California Municipal Money Fund	2,207,320	2,868,700	5,076,020	—

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(500)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$63,179,688	$(402,701)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

6	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$992,646,262	—	$992,646,262
Short-Term Securities	$5,076,020	—	—	5,076,020

Total	$5,076,020	$992,646,262	—	$997,722,282

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(402,701)	—	—	$(402,701)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$602,000	—	—	$602,000
Liabilities:
TOB trust certificates	—	$(97,806,444)	—	(97,806,444)
VMTP Shares	—	(254,000,000)	—	(254,000,000)

Total	$602,000	$(351,806,444)	—	$(351,204,444)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 23, 2014